Earnings Per Share - Summary of Earnings and Weighted Average Number of Ordinary Shares Outstanding in Computation of Earnings Per Share (Detail) shares in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 TWD ($) shares	Dec. 31, 2022 TWD ($) shares
Earnings per share [line items]
Profit for the year attributable to owners of the Company	$ 32,378,936	$ 987,464	$ 35,457,908	$ 61,501,545
Effect of potentially dilutive ordinary shares:
Potential ordinary shares of the subsidiary	(747,333)	(22,791)	(494,272)	(1,811,449)
Earnings used in the computation of diluted earnings per share	$ 31,631,603	$ 964,673	$ 34,963,636	$ 59,690,096
Weighted average number of ordinary shares in the computation of basic earnings per share	4,318,991	4,318,991	4,295,871	4,274,687
Effect of potentially dilutive ordinary shares:
Employee share options	70,534	70,534	42,045	40,351
Employees' compensation	623	623	924	1,940
Employee restricted stock awards	1,865	1,865	8,830	6,445
Weighted average number of ordinary shares in the computation of diluted earnings per share	4,392,013	4,392,013	4,347,670	4,323,423